Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entities [Abstract]
Consolidated VIE assets and liabilities
The following table presents the classification and balances of the consolidated VIEs’ assets and liabilities in U.S. Cellular’s Consolidated Balance Sheet.

December 31,	2018	2017
(Dollars in millions)
Assets
Cash and cash equivalents	$9	$3
Short-term investments	17	—
Accounts receivable	611	476
Inventory, net	5	5
Other current assets	6	3
Assets held for sale	4	—
Licenses	652	655
Property, plant and equipment, net	94	99
Other assets and deferred charges	349	303
Total assets	$1,747	$1,544
Liabilities
Current liabilities	$34	$39
Liabilities held for sale	1	—
Deferred liabilities and credits	16	13
Total liabilities	$51	$52